Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (415,198)	$ (445,624)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	13,979	31,716
Amortization of operating lease ROU assets and interest of lease liabilities	51,352	47,659
Share-based compensation expenses	663,202
Reversal of expected credit loss, net	(29,781)	(26,974)
Write-off of accounts receivable		6,266
Bad debt recovery		(68,400)
Reversal of provision for compensation and penalty	(1,458,857)
(Increase) Decrease in:
Accounts receivable	7,506,573	6,463,945
Accounts receivable – related party	58,479	(194,308)
Contract assets	661,951	(116,764)
Amount due from a related party		(453,867)
Other current assets	(1,100)	14,364
Increase (Decrease) in:
Accounts payable	(7,329,575)	(6,926,344)
Accounts payable – related party	(146,134)	349,529
Amounts due to related parties	(62,287)	(245,784)
Other payables and accrued liabilities	(161,785)	(617,931)
Provisions for penalty	(115,383)
Contract liabilities	(1,037)	(3,661)
Lease liabilities	(51,983)	(51,756)
NET CASH USED IN OPERATING ACTIVITIES	(817,584)	(2,237,934)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease in restricted cash with maturity of more than three months when acquired		9,095
Purchase of property, plant and equipment	(1,014,208)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,014,208)	9,095
CASH FLOWS FROM FINANCING ACTIVITY:
Expiry of unpresented check for dividend paid to a shareholder in prior years		26,667
NET CASH PROVIDED BY FINANCING ACTIVITY		26,667
NET DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(1,831,792)	(2,202,172)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	10,356,095	12,982,191
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	8,524,303	10,780,019
Cash and cash equivalents at end of period	6,985,841	8,592,785
Restricted cash at end of period	1,538,462	2,896,967
Restricted cash with maturity of three months or more when acquired at end of period		(709,733)
Total cash and cash equivalents and restricted cash shown in the unaudited interim condensed consolidated statements of cash flows	$ 8,524,303	$ 10,780,019